Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,325	$ 11,030
Accumulated benefit obligation	11,321	11,019
Defined Benefit Plan, Fair Value of Plan Assets	$ 9,061	$ 9,639